Revenue Earning Vehicles (Tables)	3 Months Ended
Mar. 31, 2021
Revenue from Contract with Customer [Abstract]
Schedule of Components of Revenue Earning Vehicles, Net
The components of revenue earning vehicles, net are as follows:

(In millions)	March 31, 2021	December 31, 2020
Revenue earning vehicles	$7,800	$7,492
Less accumulated depreciation	(1,520)	(1,467)
	6,280	6,025
Revenue earning vehicles held for sale, net(1)	80	37
Revenue earning vehicles, net	$6,360	$6,062

(1)    Represents the carrying amount of vehicles currently placed on the Company's retail lots for sale or actively in the process of being sold through other disposition channels.